TABLE OF CONTENTS
--------------------------------------------------
 THE GUARDIAN PARK AVENUE FUND
--------------------------------------------------
  INTERVIEW WITH CHARLES E. ALBERS              2
--------------------------------------------------
  FUND PROFILE                                  4
--------------------------------------------------
 THE GUARDIAN VARIABLE ACCOUNT 1                6
--------------------------------------------------
 THE GUARDIAN VARIABLE ACCOUNT 2                7
--------------------------------------------------
 COMBINED NOTES TO FINANCIAL STATEMENTS         8
--------------------------------------------------
 THE GUARDIAN PARK AVENUE FUND
--------------------------------------------------
  SCHEDULE OF INVESTMENTS                      11
--------------------------------------------------
  FINANCIAL STATEMENTS                         17
--------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                19
--------------------------------------------------
  FINANCIAL HIGHLIGHTS                         22
--------------------------------------------------

--------------------------------------------------------------------------------
 THE GUARDIAN PARK AVENUE FUND
--------------------------------------------------------------------------------
 OBJECTIVE: Long-term growth of capital
------------------------------------------------
 PORTFOLIO: At least 80% common stocks and
            securities convertible into
            common stocks
------------------------------------------------
 INCEPTION: June 1, 1972
------------------------------------------------
 NET ASSETS AT DECEMBER 31, 1997: $2,514,378,189
------------------------------------------------

       "WE BELIEVE THAT SOUNDLY-BASED QUANTITATIVE MODELS PROVIDE A VALUABLE TOOL. AT THE SAME TIME, FAST-BREAKING NEWS AND UNUSUAL INVESTMENT ISSUES REQUIRE THE BALANCED JUDGMENT OF A CAPABLE PORTFOLIO MANAGER. WE BELIEVE THE SUREST PATH TO CONSISTENTLY ABOVE-AVERAGE RETURNS REQUIRES THE SYNERGISTIC RESULTS OF COMBINING GOOD QUANTITATIVE TOOLS WITH GOOD MANAGER JUDGMENT."

                                                   --CHARLES E. ALBERS, C.F.A.
                                                             PORTFOLIO MANAGER

--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND
-----------------------------

[PHOTO]
Charles E. Albers, C.F.A.
Portfolio Manager

Q. HOW DID THE FUND PERFORM IN 1997?

A. The year 1997 was terrific for most U.S. equity investors. Despite challenging crosscurrents within the market, The Guardian Park Avenue Fund performed very well, both absolutely and relative to our mutual fund peer group.

     During 1997, the Fund provided a total return of 34.85% to its shareholders.(1) That result bettered the 33.28% total return on the benchmark S&P 500 Composite Index.(2) Also, the Fund's 1997 return substantially exceeded the return of the average fund in our peer group, Lipper's U.S. Growth Funds, which was 25.30% over the same period.(3)

     Of course, from a shareholder's viewpoint, what matters most is the long-term investment record. Here, too, the Fund looks good. For the 5-year period ended December 31, 1997, the Fund ranked in the top 5.1% of the Lipper peer group; for the period of the last 10 years, it ranked in the top 12.2% of the peer group; and for the period of the last 15 years, it ranked in the top 5.1% (and #6 overall).(4) (See details in the following table.) We think these statistics are pretty impressive!

--------------------------------------------------------------------------------
                COMPARATIVE AVERAGE ANNUAL
                 TOTAL RETURNS FOR PERIODS      RANKING INFORMATION FOR PERIODS
                  ENDED DECEMBER 31, 1997           ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------
                                LIPPER U.S.     GUARDIAN PARK     GUARDIAN PARK
              GUARDIAN PARK    GROWTH FUNDS      AVENUE FUND       AVENUE FUND
               AVENUE FUND       AVERAGE         LIPPER RANK       PERCENT RANK
--------------------------------------------------------------------------------
   1 Year        34.85%           25.30%       63 (out of 820)          7.7%
--------------------------------------------------------------------------------
   5 Year        22.11%           16.82%       16 (out of 311)          5.1%
--------------------------------------------------------------------------------
  10 Year        19.21%           16.39%       22 (out of 181)         12.2%
--------------------------------------------------------------------------------
  15 Year        19.00%           14.97%        6 (out of 116)          5.1%
--------------------------------------------------------------------------------


Q: WHAT FACTORS AFFECTED FUND PERFORMANCE IN 1997?

A: Looking back, three factors were critical.

     First, we did a comparatively good job of addressing the important cap-size issue. In 1997, for the third consecutive year, large cap stocks performed better than small caps, as shown in this table:

-------------------------------------------------------
                                   % TOTAL RETURN
                                 ----------------------
                                 1995     1996     1997
                                 ----     ----     ----
   Large Caps (S&P 500
    Composite Index)             +37.4    +22.8   +33.3
   ----------------------------------------------------
   Small Caps (Russell 2000
    Index)(5)                    +28.4    +16.5   +22.2
-------------------------------------------------------

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return represents total return for Class A shares--return for Class B shares would be lower to reflect higher operating expenses associated with the B share class. Total return figures do not take into account the current maximum sales charges except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Prior to August 25, 1988, shares of the Fund were offered at a higher sales charge, so actual returns would have been somewhat lower.

(2) The S&P 500 Composite Index is an unmanaged index of 500 large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment and its returns do not reflect expenses, which are deducted from the Fund's return. Likewise, return figures for the S&P 500 Index do not reflect any sales charges that an investor may have to pay when purchasing or redeeming shares of the Fund.

(3) Lipper Analytical Services, Inc. is an independent mutual fund monitoring and rating service and its database of performance information is based on historical total returns, which assume the reinvestment of dividends and distributions, and the deduction of all fund expenses. Lipper returns do not reflect the deduction of sales loads, and performance would be different if sales loads were deducted.

(4) Lipper rankings were reported in Lipper's Mutual Funds Performance Analysis Special Report 4th Quarter 1997. Lipper rankings are based on total returns and do not take into account any deductions for sales loads.

(5) The Russell 2000 Index is generally considered to be representative of small-capitalization issues in the U.S. stock market.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Throughout this period, the Fund has correctly maintained a weighted average cap size which was larger than our peer group of mutual funds, and this has benefited the Fund's relative performance. We tilted the GPAF portfolio slightly more towards small caps in the second quarter, which proved timely as the small caps outperformed large caps during the second and third quarters.

     Next, during the third quarter, we perceived the developing Asian contagion a bit earlier than most U.S. money managers. In the fall of 1997, we reacted by paring back positions in many companies with significant Asian exposure, while re-deploying the proceeds into other companies with more domestically-oriented businesses. That move undoubtedly benefited our results in the fourth quarter, when the impact of the Asian financial collapse became widely discounted in U.S. market prices.

     And, finally, another factor which contributed to our relatively good investment performance was our multi-factor quantitative stock scoring system. This system has generally provided us solid guidance over the years in stock selection, and this favorable record continued in 1997.

Q. WHAT STRATEGIES DO YOU USE TO MANAGE THE FUND?

A. There was no change in our strategic approach during this period. We believe that soundly-based quantitative models provide a valuable tool. At the same time, fast-breaking news and unusual investment issues require the balanced judgment of a capable portfolio manager. We believe the surest path to consistently above-average returns requires the synergistic results of combining good quantitative tools with good manager judgment.

     Our quantitative models look at the portfolio two different ways:
"top-down" and "bottom-up." The "top-down" approach involves a cluster of different predictive models that we use to identify which overall portfolio style has the best performance prospects. The "bottom-up" approach uses our multi-factor stock scoring system to identify specific attractive stocks within our 2000-stock research universe. We believe that both the "top-down" and "bottom-up" perspectives are important, and the best results can be achieved by combining both within one portfolio.

Q. HOW HAS THE PORTFOLIO BEEN POSITIONED IN DIFFERENT ECONOMIC SECTORS?

A. The portfolio's principal sector overweight during 1997 has been Financials, which represented 30.3% of the portfolio at year-end, compared with 17.1% in the S&P 500 Composite Index. This sector was a strong outperformer during the year, benefiting from a decline in interest rates, the best asset quality in a generation, industry consolidation and more efficient use of capital.

     The portfolio at year-end also had major stakes in the Energy (15.9%) and Capital Goods/Technology (14.4%) sectors. (See following pie chart for the complete portfolio breakdown.) Importantly, the major sector with the worst relative market performance in 1997 was Basic Industries, and the Fund was underweighted there compared with the benchmark.

Q. HAVE YOU ANY COMMENTS ON THE OUTLOOK FOR 1998?

A. We are certainly not market timers. We are cautiously optimistic about market prospects for 1998. As usual, we counsel investors to take a long-term view of the equity investment process.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE GUARDIAN PARK AVENUE FUND PROFILE
AS OF DECEMBER 31, 1997
--------------------------------------------

    ----------------------------------------
    THE GUARDIAN PARK AVENUE FUND--                   SECTOR WEIGHTINGS
    TOP 10 HOLDINGS AS OF 12/31/97                   COMMON STROCKS HELD
                                                BY THE FUND ON DECEMBER 31, 1997
     1. General Electric Co.           2.91%
    ----------------------------------------
     2. Exxon Corp.                    2.66%       [GRAPHICAL REPRESENTATION
    ----------------------------------------             OF PIE CHART]
     3. Int'l. Business Machines       2.50%
    ----------------------------------------       Credit Cyclicals--0.5%
     4. Storage Technology Corp.       1.80%       Utilities--4.3%
    ----------------------------------------       Consumer Cyclical--6.7%
     5. Travelers Group, Inc.          1.69%       Conglomerates--1.4%
    ----------------------------------------       Consumer Services--2.6%
     6. Chase Manhattan Corp.          1.67%       Transportation--2.9%
    ----------------------------------------       Consumer Staples--9.2%
     7. Microsoft Corp.                1.40%       Financial--30.4%
    ----------------------------------------       Capital Goods--7.1%
     8. BankAmerica Corp.              1.37%       Basic Industries--4.6%
    ----------------------------------------       Energy--15.9%
     9. Ameritech Corp.                1.37%       Capital Goods-
    ----------------------------------------                 Technology--14.4%
    10. Allstate Corp.                 1.36%
    ----------------------------------------

    For a complete list of portfolio holdings, please see the schedule of investments.

---------------------------------------------

----------------------------------------------------------------------------------------------------------
               AVERAGE ANNUAL RETURNS(1) FOR PERIODS ENDED 12/31/97

                                                 Inception                                         Since
                                                   Date     1 Year      5 Years    10 Years      Inception
----------------------------------------------------------------------------------------------------------
Class A Shares (with sales charge)               6/1/72      28.76%      20.99%     18.66%         16.54%
 At Net Asset Value (without sales charge)                   34.85%      22.11%     19.21%         16.75
----------------------------------------------------------------------------------------------------------
 Class B Shares (with sales charge)               5/1/96     29.53%        N/A        N/A          29.18%
 At Net Asset Value (without sales charge)                   33.53%        N/A        N/A          30.95%
----------------------------------------------------------------------------------------------------------
 S&P 500 Index                                               33.28%      20.17%     17.92%         13.01%
                                                                                                  (6/1/72)
----------------------------------------------------------------------------------------------------------

(1) Total return figures shown are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where indicated. Prior to August 25, 1988, Class A shares of the Fund were offered at a higher sales charge, so actual returns would have been somewhat lower. Total return figures for Class B shares do not take into account the contingent deferred sales charge applicable to such shares (maximum of 4%), except where noted. Returns represent past performance and are not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                  [GRAPHICAL REPRESENTATION OF MOUNTAIN CHART]

           The Guardian                            Lipper U.S.
         Park Avenue Fund        S&P 500          Equity Growth         Cost of
            (Class A)             Index            Fund Average         Living
           -----------         -----------         -----------        ----------
6/1/72      1    9550           1   10000           1   10000         1   10000
1972        2    9352           2    9791           2    9746         2   10072
            3    9495           3   10173           3    9548         3   10169
            4    9919           4   10936           4   10002         4   10266
1973        5    8954           5   10404           5    8773         5   10483
            6    7758           6    9802           6    7699         6   10676
            7    9104           7   10271           7    8788         7   10918
            8    8355           8    9320           8    7686         8   11184
1974        9    8898           9    9061           9    7492         9   11546
           10    8095          10    8376          10    6661        10   11836
           11    6816          11    6276          11    5224        11   12222
           12    7016          12    6861          12    5701        12   12536
1975       13    9052          13    8434          13    7001        13   12754
           14   10222          14    9724          14    8176        14   12923
           15    9524          15    8662          15    7174        15   13188
           16   10311          16    9410          16    7588        16   13430
1976       17   12315          17   10819          17    8924        17   13527
           18   12926          18   11077          18    9084        18   13696
           19   13570          19   11281          19    9043        19   13913
           20   14714          20   11627          20    9483        20   14106
1977       21   14578          21   10762          21    8951        21   14396
           22   15548          22   11107          22    9480        22   14614
           23   15171          23   10794          23    9340        23   14807
           24   15894          24   10765          24    9674        24   15048
1978       25   16186          25   10235          25    9527        25   15314
           26   17952          26   11100          26   10724        26   15700
           27   19593          27   12062          27   11821        27   16063
           28   18195          28   11455          28   11002        28   16401
1979       29   19967          29   12263          29   11945        29   16884
           30   20459          30   12583          30   12544        30   17440
           31   22475          31   13535          31   13793        31   17971
           32   23489          32   13539          32   14501        32   18575
1980       33   22448          33   12987          33   13536        33   19348
           34   24637          34   14722          34   15484        34   19928
           35   27183          35   16363          35   18053        35   20266
           36   28544          36   17908          36   19852        36   20870
1981       37   30553          37   18146          37   20432        37   21401
           38   30553          38   17726          38   20347        38   21860
           39   28041          39   15910          39   17993        39   22488
           40   30196          40   17010          40   19380        40   22729
1982       41   28244          41   15773          41   18074        41   22874
           42   28221          42   15682          42   18100        42   23430
           43   32078          43   17473          43   20123        43   23599
           44   37863          44   20656          44   24326        44   23599
1983       45   42172          45   22720          45   27061        45   23696
           46   49604          46   25228          46   30611        46   24010
           47   48521          47   25185          47   29869        47   24251
           48   48698          48   25281          48   29333        48   24493
1984       49   46645          49   24675          49   27414        49   24855
           50   47823          50   24028          50   26721        50   25048
           51   53052          51   26344          51   28574        51   25290
           52   54864          52   26823          52   28930        52   25483
1985       53   61530          53   29283          53   31492        53   25797
           54   65012          54   31410          54   33601        54   25966
           55   60468          55   30132          55   32193        55   26111
           56   72960          56   35290          56   37156        56   26449
1986       57   87231          57   40238          57   42720        57   26353
           58   93553          58   42592          58   44999        58   26425
           59   82542          59   39627          59   41062        59   26570
           60   86371          60   41842          60   42571        60   26763
1987       61  106898          61   50759          61   51317        61   27126
           62  104621          62   53272          62   52563        62   27440
           63  111995          63   56777          63   55749        63   27729
           64   88927          64   43977          64   44085        64   27947
1988       65  100335          65   46480          65   47392        65   28164
           66  107311          66   49515          66   50056        66   28502
           67  105853          67   49653          67   49730        67   28913
           68  107404          68   51158          68   50482        68   29179
1989       69  117426          69   54775          69   54123        69   29656
           70  124277          70   59546          70   58562        70   29976
           71  135522          71   65881          71   64497        71   30169
           72  133003          72   67206          72   63984        72   30531
1990       73  131154          73   65183          73   62581        73   31087
           74  131990          74   69211          74   67101        74   31401
           75  111333          75   59736          75   56465        75   32029
           76  116611          76   65046          76   61087        76   32415
1991       77  138452          77   74504          77   71872        77   32633
           78  136860          78   74303          78   71176        78   32874
           79  149259          79   78263          79   76341        79   33116
           80  157618          80   84775          80   83235        80   33382
1992       81  162078          81   82672          81   82319        81   33647
           82  159469          82   84210          82   80113        82   33889
           83  167044          83   86846          83   82496        83   34106
           84  189879          84   91214          84   89848        84   34396
1993       85  208278          85   95200          85   92144        85   34686
           86  215651          86   95619          86   92749        86   34879
           87  234327          87   98067          87   97203        87   35048
           88  228375          88  100342          88   99458        88   35338
1994       89  221843          89   96569          89   96044        89   35556
           90  219203          90   96936          90   93504        90   35773
           91  227686          91  101657          91   98580        91   36087
           92  225091          92  101617          92   97271        92   36280
1995       93  245506          93  111514          93  104431        93   36546
           94  271285          94  122063          94  114202        94   36836
           95  298576          95  131706          95  123909        95   37005
           96  302248          96  139569          96  126735        96   37126
1996       97  317905          97  147050          97  133553        97   37585
           98  334627          98  153579          98  139376        98   37850
           99  348213          99  158217          99  143418        99   38019
          100  382268         100  171365         100  150775       100   38331
1997      101  386091         101  176009         101  148815       101   38712
          102  452576         102  206652         102  172283       102   39010
          103  502902         103  222048         103  190631       103   39400
          104  515475         104  228376         104  188286       104   39873

PERFORMANCE FOR CLASS B SHARES, WHICH WERE FIRST OFFERED ON MAY 1, 1996, WILL VARY DUE TO DIFFERENCES IN SALES LOAD AND OTHER EXPENSES CHARGED TO SUCH SHARE CLASS.

A hypothetical $10,000 investment in Class A shares made at the inception of The Guardian Park Avenue Fund on June 1, 1972 has a starting point of $9,550, which reflects the current maximum sales charge for Class A shares of 4.5%. This investment would have grown to $515,475 on December 31, 1997. We compare our performance to that of the S&P 500 Index, which is an unmanaged index that is generally considered the performance benchmark of the U.S. stock market. While you cannot invest directly in the S&P 500 Index, a similar hypothetical investment would now be worth $228,376. The Fund also fared well relative to other U.S. growth funds. The average return of U.S. equity growth funds reported by Lipper Analytical Services, Inc. measures the performance of other funds with investment objectives and policies similar to those of The Guardian Park Avenue Fund. The average of U.S. growth funds on the same $10,000 investment over the same time period would have been $188,286. The Cost of Living, as measured by the Consumer Price Index, which is generally representative of the level of U.S. inflation, is also provided to lenda more complete understanding of the investment's real worth.

--------------------------------------------------------------------------------


                         THE GUARDIAN VARIABLE ACCOUNT 1

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997

ASSETS
 Investment in The Guardian Park Avenue Fund
   (1,222,369 shares at net asset value of
   $46.12 per share; FIFO Cost, $27,453,774) .......................................                                    $56,375,660
                                                                                                                        -----------
LIABILITIES
 Due to The Guardian Insurance & Annuity Company, Inc. .............................                                        357,658
                                                                                                                        -----------
NET ASSETS-- NOTE 3 ................................................................                                    $56,018,002
                                                                                                                        ===========

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997
INVESTMENT INCOME
 Income:
  Reinvested dividends .............................................................                                    $   441,929
 Expense:
  Mortality and expense risk charges-- Note 4 ......................................                                        708,134
                                                                                                                        -----------
 Net investment income/(expense) ...................................................                                       (266,205)
                                                                                                                        -----------
REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
 Net realized gain/(loss) from sale of investments .................................                                      4,970,257
 Reinvested realized gain distributions ............................................                                      5,922,200
 Unrealized appreciation/(depreciation) of investments:
  End of year ......................................................................            $28,921,886
  Beginning of year ................................................................             24,759,529
                                                                                                -----------
  Change in unrealized appreciation/(depreciation) .................................                                      4,162,357
                                                                                                                        -----------
 Net realized and unrealized gain/(loss) from ......................................
   investments .....................................................................                                     15,054,814
                                                                                                                        -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS .......................................................................                                    $14,788,609
                                                                                                                        ===========


                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       YEAR ENDED DECEMBER 31,
                                                                                               -------------------------------------
                                                                                                    1997                    1996
                                                                                               ------------             ------------
INCREASE/(DECREASE) FROM OPERATIONS
 Net investment income/(expense) ...................................................            $  (266,205)            $  (117,297)
 Net realized gain/(loss) from sale of investments .................................              4,970,257               4,854,139
 Reinvested realized gain distributions ............................................              5,922,200               5,230,139
 Change in unrealized appreciation/(depreciation) of investments ...................              4,162,357                 181,221
                                                                                               ------------             -----------
 Net increase/(decrease) resulting from operations .................................             14,788,609              10,148,202
                                                                                               ------------             -----------
CONTRACT TRANSACTIONS
 Net contract purchase payments ....................................................                207,486                 130,131
 Redemptions and annuity benefits ..................................................             (6,061,274)             (5,562,631)
                                                                                               ------------             -----------
 Net increase/(decrease) from contract transactions ................................             (5,853,788)             (5,432,500)
                                                                                               ------------             -----------
ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD .....................                163,150                 171,373
                                                                                               ------------             -----------
TOTAL INCREASE/(DECREASE) IN NET ASSETS ............................................              9,097,971               4,887,075
NET ASSETS AT DECEMBER 31, 1996 ....................................................             46,920,031              42,032,956
                                                                                               ------------             -----------
NET ASSETS AT DECEMBER 31, 1997-- NOTE 3 ...........................................            $56,018,002             $46,920,031
                                                                                               ============             ===========

                       See notes to financial statements.

                         THE GUARDIAN VARIABLE ACCOUNT 2

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997

ASSETS
 Investment in The Guardian Park Avenue Fund (369,727 shares at net asset
  value of $46.12 per share; FIFO Cost, $8,414,897) ....................................                                $17,051,802
LIABILITIES
 Annuitant Mortality Fluctuation Fund ..................................................                                     39,991
 Due to The Guardian Insurance & Annuity Company, Inc. .................................                                     96,566
                                                                                                                        -----------
 Total Liabilities .....................................................................                                    136,557
                                                                                                                        -----------
NET ASSETS-- NOTE 3 ....................................................................                                $16,915,245
                                                                                                                        ===========

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME
 Income:
  Reinvested dividends .................................................................                                $   134,736
 Expense:
  Mortality and expense risk charges -- Note 4 .........................................                                    227,236
                                                                                                                        -----------
 Net investment income/(expense) .......................................................                                    (92,500)

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS                                                                    -----------
 Net realized gain/(loss) from sale of investments .....................................                                  1,507,893
 Reinvested realized gain distributions ................................................                                  1,877,236
Unrealized appreciation/(depreciation) of investments:
  End of year ..........................................................................         $ 8,636,905
  Beginning of year ....................................................................           7,454,240
                                                                                                 -----------
  Change in unrealized appreciation/(depreciation) .....................................                                  1,182,665
                                                                                                                        -----------
 Net realized and unrealized gain/(loss) from investments ..............................                                  4,567,794
                                                                                                                        -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........................                                $ 4,475,294
                                                                                                                        ===========


                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        YEAR ENDED DECEMBER 31,
                                                                                                 ----------------------------------
                                                                                                      1997                   1996
                                                                                                 ------------           -----------
INCREASE/(DECREASE) FROM OPERATIONS
 Net investment income/(expense) .......................................................          $   (92,500)          $   (40,300)
 Net realized gain/(loss) from sale of investments .....................................            1,507,893               700,672
 Reinvested realized gain distributions ................................................            1,877,236             1,592,435
 Change in unrealized appreciation/(depreciation) of investments .......................            1,182,665               744,048
                                                                                                  -----------           -----------
 Net increase/(decrease) resulting from operations .....................................            4,475,294             2,996,855
                                                                                                  -----------           -----------
CONTRACT TRANSACTIONS
 Net contract purchase payments ........................................................                5,691                37,345
 Redemptions and annuity benefits ......................................................           (1,968,584)             (848,821)
                                                                                                  -----------           -----------
 Net increase/(decrease) from contract transactions ....................................           (1,962,893)             (811,476)
                                                                                                  -----------           -----------
ACTUARIAL INCREASE IN RESERVES FOR CONTRACTS IN PAYMENT PERIOD .........................               33,419                18,034
                                                                                                  -----------           -----------
TOTAL INCREASE/(DECREASE) IN NET ASSETS ................................................            2,545,820             2,203,413
NET ASSETS AT DECEMBER 31, 1996 ........................................................           14,369,425            12,166,012
                                                                                                  -----------           -----------
NET ASSETS AT DECEMBER 31, 1997-- NOTE 3 ...............................................          $16,915,245           $14,369,425
                                                                                                  ===========           ===========

                       See notes to financial statements.

                         THE GUARDIAN VARIABLE ACCOUNT 1
                         THE GUARDIAN VARIABLE ACCOUNT 2
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997

NOTE 1 -- ORGANIZATION

     The Guardian Variable Account 1 (VA-1) and The Guardian Variable Account 2 (VA-2) are registered unit investment trusts under the Investment Company Act of 1940, as amended, established by The Guardian Insurance & Annuity Company, Inc.
(GIAC). GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life). The mutual fund available under the contracts supported by VA-1 and VA-2 is The Guardian Park Avenue Fund (the Fund). The Fund has an investment advisory agreement with Guardian Investor Services Corporation, a wholly owned subsidiary of GIAC. The VA-2 Separate Account has two divisions, the VA-2 Division and the VA-19 Division. All VA-2 Separate Account contract payments received subsequent to January 1, 1981 have been allocated to the VA-19 Division.

     Under applicable insurance law, the assets and liabilities of VA-1 and VA-2 are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of VA-1 and VA-2 will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of VA-1 and VA-2, including the promise to make annuity payments, are obligations of GIAC.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies of both VA-1 and VA-2.

     Investments

     (a) Net proceeds from the sale of variable annuity contracts are invested in shares of the Fund at the net asset value of the Fund's shares. All distributions made by the Fund are reinvested in shares of the Fund. (b) The market value of investments in the Fund is based on the net asset value at the close of the period. (c) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. (d) The cost of Fund shares sold is determined on a first in, first out (FIFO) basis.

     During the years ended December 31, 1997 and December 31, 1996, VA-1 purchases of shares of the Fund aggregated $6,179,259 and $6,895,856, respectively, and VA-2 purchases aggregated $1,816,188 and $1,929,219, respectively. Aggregate sales of shares of the Fund amounted to $7,720,861 and $6,589,598 for VA-1 and $2,536,452 and $1,009,010 for VA-2 for the years ended
December 31, 1997 and December 31, 1996, respectively.

     The Annuitant Mortality Fluctuation Fund

     The Annuitant Mortality Fluctuation Fund is funded by GIAC and has been established in response to various regulatory requirements and provides for any possible adverse experience.

     Federal Income Taxes

     The operations of VA-1 and VA-2 are part of the operations of GIAC and, as such, are included in the combined tax return of GIAC. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

     Under the tax law, no federal income taxes are payable by GIAC with respect to the operations of VA-1 and VA-2.

NOTE 3 -- NET ASSETS, DECEMBER 31, 1997

     At December 31, 1997, net assets for the VA-1 and VA-2 Separate Accounts are comprised as follows:

                                                                              UNITS                   ACCUMULATION       TOTAL UNIT
                                                                              OWNED                    UNIT VALUE           VALUE
                                                                              -----                   ------------       -----------
VA-1 Separate Account:
 VA-1 Division ..........................................                  119,307.512                 $447.042768       $53,335,560
 Contracts receiving annuity
     benefits ...........................................                                                                  2,682,442
                                                                                                                         -----------
                                                                                                                         $56,018,002
                                                                                                                         ===========
VA-2 Separate Account:
 VA-2 Division ..........................................                   33,725.970                 $404.462389       $13,640,886
 VA-19 Division .........................................                    5,545.846                  393.677554         2,183,275
                                                                                                                         -----------
                                                                                                                          15,824,161
 Contracts receiving annuity
     benefits ...........................................                                                                  1,091,084
                                                                                                                         -----------
                                                                                                                         $16,915,245
                                                                                                                         ===========

NOTE 4 -- MORTALITY AND EXPENSE RISK CHARGES

     Charges for mortality and expense risk paid to GIAC are computed daily and are equal to an annual rate of 1% of the average daily net assets.

     Currently, GIAC makes no charge against VA-1 and VA-2 for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to VA-1 and VA-2 in the future.

NOTE 5 -- ACCUMULATION UNIT VALUES FOR THE CURRENT PERIOD AND THE FOUR PRIOR YEAR ENDS

                                             DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                1997                1996               1995              1994              1993
                                             -----------        -----------        -----------        -----------       -----------
VA-1 Separate Account:
 VA-1 Division ......................        $447.042768        $334.789490        $267.313646        $201.042264       $205.991442
VA-2 Separate Account:
 VA-2 Division ......................        $404.462389        $302.901130        $241.852311        $181.893203       $186.370977
 VA-19 Division .....................        $393.677554        $294.824378        $235.403384        $177.043070       $181.401443


NOTE: In some instances the calculation of total assets may not agree due to rounding.

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
AND THE CONTRACTOWNERS OF THE GUARDIAN VARIABLE
ACCOUNT 1 AND THE GUARDIAN VARIABLE ACCOUNT 2

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of The Guardian Variable Account 1 and The Guardian Variable Account 2 at December 31, 1997, and the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the management of The Guardian Insurance & Annuity Company, Inc.; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the transfer agents of the underlying funds, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 13, 1998

SCHEDULE OF INVESTMENTS

December 31, 1997

o The Guardian Park Avenue Fund

COMMON STOCKS -- 93.8%

Shares                                                               Value
--------------------------------------------------------------------------------

AEROSPACE AND DEFENSE -- 2.1%
        24,000    Alliant Techsystems, Inc.*                  $  1,338,000
        34,400    General Dynamics Corp.                         2,973,450
        48,889    Lockheed Martin Corp.                          4,815,566
       115,580    Northrop Grumman Corp.                        13,291,700
       138,950    Precision Castparts Corp.                      8,380,422
        98,800    Rockwell Int'l. Corp.                          5,162,300
        25,000    Sundstrand Corp.                               1,259,375
        40,000    Thiokol Corp.                                  3,250,000
        36,100    TRW, Inc.                                      1,926,837
       128,200    United Technologies Corp.                      9,334,562
                                                               -----------
                                                                51,732,212
--------------------------------------------------------------------------------
AIR TRANSPORTATION -- 1.1%
        63,000    Alaska Air Group, Inc.*                        2,441,250
        94,000    AMR Corp., DE*                                12,079,000
        43,000    Comair Hldgs., Inc.*                           1,037,375
       100,000    Continental Airlines, Inc.*                    4,812,500
        77,000    UAL Corp.*                                     7,122,500
                                                               -----------
                                                                27,492,625
--------------------------------------------------------------------------------
APPLIANCE AND FURNITURE -- 0.8%
       115,000    Ethan Allen Interiors, Inc.                    4,434,688
       141,000    Furniture Brands Int'l., Inc.*                 2,890,500
        50,000    Hon Industries, Inc.                           2,950,000
        80,000    Knoll Corp.*                                   2,570,000
        30,000    Leggett & Platt, Inc.                          1,256,250
        90,000    Herman Miller, Inc.                            4,910,625
                                                               -----------
                                                                19,012,063
--------------------------------------------------------------------------------
AUTOMOTIVE PARTS -- 1.1%
        38,000    Arvin Industries, Inc.                         1,265,875
        19,130    Autoliv, Inc.                                    626,508
        37,500    Borg-Warner Automotive, Inc.                   1,950,000
       130,900    Cooper Tire & Rubber Co.*                      3,190,688
        73,000    Cummins Engines, Inc.                          4,311,563
        84,000    Goodyear Tire & Rubber Co.                     5,344,500
        45,000    Kaydon Corp.                                   1,468,125
       222,933    Meritor Automotive, Inc.                       4,695,526
        24,000    Modine Manufacturing Co.*                        819,000
       112,000    Timken Co.                                     3,850,000
        17,000    Tower Automotive, Inc.*                          715,063
                                                               -----------
                                                                28,236,848
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.1%
        56,100    Amgen, Inc.                                    3,036,413
--------------------------------------------------------------------------------
BUILDING MATERIALS AND HOMEBUILDERS -- 1.1%
        58,000    AK Steel Hldg. Corp.                           1,025,875
        12,000    Armstrong World Industries, Inc.                 897,000
        33,000    Centex Construction Products, Inc.               994,125
        65,000    Fleetwood Enterprises, Inc.                    2,758,437
        92,500    Lafarge Corp.                                  2,734,531
        63,000    Lennar Corp.                                   1,358,437
         6,700    Lone Star Industries, Inc.                       355,937
        50,555    Martin Marietta Materials, Inc.                1,848,417
        60,000    McGrath Rentcorp                               1,470,000
        18,000    Medusa Corp.                                     752,625
        43,400    Sherwin-Williams Co.                           1,204,350
        62,000    Southdown, Inc.                                3,658,000
        65,000    USG Corp.*                                     3,185,000
        24,000    U.S. Home Corp.*                                 942,000
         6,300    Valspar Corp.                                    200,812
        38,600    Vulcan Materials Co.                           3,942,025
                                                               -----------
                                                                27,327,571
--------------------------------------------------------------------------------
CHEMICALS -- 3.5%
        68,000    Albemarle Corp.                                1,623,500
       116,700    Cambrex Corp.                                  5,368,200
        49,000    Carlisle Cos., Inc.                            2,094,750
       115,000    Crompton & Knowles Corp.*                      3,047,500
        51,000    Dexter Corp.                                   2,202,563
       110,000    Dow Chemical Co.                              11,165,000
       506,600    E.I. Dupont de Nemours, Inc.                  30,427,663
        81,100    Lubrizol Corp.                                 2,990,562
       150,000    Millennium Chemicals, Inc.*                    3,534,375
       118,500    Minnesota Mng. & Mfg. Co.                      9,724,406
       146,100    Morton Int'l., Inc.                            5,022,187
        65,000    PPG Industries, Inc.                           3,713,125
        25,000    Rohm & Haas Co.                                2,393,750
       147,900    Solutia, Inc.*                                 3,947,081
        43,700    Union Carbide Corp.*                           1,890,462
                                                               -----------
                                                                89,145,124
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 2.2%
       160,000    Adobe Systems, Inc.                            6,600,000
       145,000    Autodesk, Inc.*                                5,365,000
         8,000    ChoicePoint, Inc.*                               382,000
        27,000    DST Systems, Inc.*                             1,152,563
         7,500    J.D. Edwards*                                    221,250
       272,900    Microsoft Corp.*                              35,272,325
        37,000    Sterling Software, Inc.*                       1,517,000
       100,000    SunGuard Data Systems, Inc.*                   3,100,000
        65,000    Symantec Corp.*                                1,425,937
        36,000    Wind River Systems, Inc.*                      1,428,750
                                                               -----------
                                                                56,464,825
--------------------------------------------------------------------------------
COMPUTER SYSTEMS -- 7.3%
       257,500    Compaq Computer Corp.                         14,532,656
        32,400    Diebold, Inc.                                  1,640,250
        10,100    DII Group, Inc.*                                 275,225
        37,200    Honeywell, Inc.                                2,548,200
       602,100    Int'l. Business Machines                      62,957,081
--------------------------------------------------------------------------------
See notes to financial statements.              * Non-income producing security.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)


Shares                                                               Value
--------------------------------------------------------------------------------
       459,600    Lexmark Int'l. Group, Inc.*                 $ 17,464,800
       203,200    Oracle Systems Corp.*                          4,533,900
        75,000    Pitney Bowes, Inc.                             6,745,313
       126,600    Quantum Corp.*                                 2,539,913
        15,300    Sanmina Corp.*                                 1,036,575
       120,000    SCI Systems, Inc.*                             5,227,500
        72,000    Smart Modular Technologies, Inc.*              1,656,000
       732,800    Storage Technology Corp.*                     45,387,800
        91,000    Stratus Computer, Inc.*                        3,440,938
       240,200    Sun Microsystems, Inc.*                        9,577,975
       186,600    Western Digital Corp.*                         2,997,263
                                                              ------------
                                                               182,561,389
--------------------------------------------------------------------------------
CONGLOMERATES -- 1.0%
       130,600    Allied Signal, Inc.                            5,085,238
        90,000    Loews Corp.                                    9,551,250
       190,000    Textron, Inc.                                 11,875,000
                                                              ------------
                                                                26,511,488
--------------------------------------------------------------------------------
CONTAINERS-METALS AND PLASTIC -- 0.1%
        37,000    Aptargroup, Inc.                               2,053,500
--------------------------------------------------------------------------------
COSMETICS AND TOILETRIES -- 0.1%
        14,400    Alberto-Culver Co.                               388,800
        32,400    Helen of Troy Ltd.*                              522,450
        43,000    Herbalife Int'l., Inc.                           917,333
                                                              ------------
                                                                 1,828,583
--------------------------------------------------------------------------------
DRUGS AND HOSPITALS -- 5.3%
       176,900    Abbott Laboratories                           11,598,006
        90,000    Acuson, Inc.*                                  1,490,625
        65,820    Allegiance Corp.                               2,332,496
        25,000    C.R. Bard, Inc.*                                 782,813
        27,400    Becton Dickinson & Co.                         1,370,000
       333,200    Bristol-Myers Squibb Corp.                    31,529,050
        35,400    Columbia Healthcare Corp.*                     1,050,849
        25,000    Health Care & Retirement Co.*                  1,006,250
        33,000    ICN Pharmaceuticals, Inc.                      1,610,812
        25,900    Integrated Health Svcs., Inc.                    807,756
       130,592    Eli Lilly & Co., Inc.                          9,092,468
        72,500    Lincare Hldgs., Inc.*                          4,132,500
       194,300    Merck & Co., Inc.                             20,644,375
        81,200    Mylan Labs, Inc.                               1,700,125
        18,000    Patterson Dental Co.*                            814,500
       101,200    Pfizer, Inc.                                   7,545,725
        26,000    Safeskin Corp.*                                1,475,500
       302,400    Schering-Plough Corp.                         18,786,600
         8,000    Unitrin, Inc.                                    517,000
       224,000    Universal Health Services, Inc.*              11,284,000
        29,600    Warner-Lambert Co.                             3,670,400
        26,000    Wellpoint Health Networks, Inc.*               1,098,500
                                                              ------------
                                                               134,340,350
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 3.3%
        73,300    Emerson Electric Co.                         $ 4,136,868
       998,000    General Electric Co.                          73,228,250
        12,200    W.W. Grainger, Inc.                            1,185,687
        25,000    Hubbel, Inc.                                   1,232,812
        13,000    Jabil Circuit, Inc.*                             516,750
        90,000    Raychem Corp.                                  3,875,625
                                                              ------------
                                                                84,175,992
--------------------------------------------------------------------------------
ELECTRONICS AND INSTRUMENTS -- 0.4%
        46,000    Analogic Corp.                                 1,748,000
        61,200    Dynatech Corp.*                                2,868,750
        75,000    Fluke Corp.                                    1,954,687
        60,000    Tektronix, Inc.                                2,381,250
        30,600    Texas Instruments, Inc.*                       1,374,974
                                                              ------------
                                                                10,327,661
--------------------------------------------------------------------------------
ENERGY-MISCELLANEOUS -- 0.3%
       129,500    Giant Industries, Inc.                         2,460,500
       167,104    Holly Corp.                                    4,616,248
        86,500    Howell Corp.                                   1,497,531
                                                              ------------
                                                                 8,574,279
--------------------------------------------------------------------------------
ENTERTAINMENT AND LEISURE -- 0.1%
        16,500    Anchor Gaming*                                   919,875
        34,000    Harley-Davidson, Inc.                            930,750
                                                              ------------
                                                                 1,850,625
--------------------------------------------------------------------------------
FINANCIAL-BANKS -- 11.3%
        20,000    Associated Bank Corp.                          1,102,500
       471,000    BankAmerica Corp.                             34,383,000
       109,745    Bank of Boston Corp.                          10,309,171
       130,000    Bank of New York, Inc.                         7,515,625
        87,600    Barnett Banks, Inc.                            6,296,250
        13,000    CCB Financial Corp.                            1,397,500
       384,260    Chase Manhattan Corp.                         42,076,470
       236,764    Citicorp                                      29,935,848
        81,000    City National Corp.                            2,991,938
        62,700    Comerica, Inc.                                 5,658,675
        26,250    Commerce Bankshares, Inc.                      1,778,437
        30,000    Compass Bancshares, Inc.                       1,312,500
        20,100    Cullen Frost Bankers, Inc.                     1,219,819
       205,200    First Chicago NBD Corp.                       17,134,200
        12,400    First  Empire State Corp.                      5,766,000
        40,000    First Merit Corp.                              1,135,000
       482,200    First Union Corp.                             24,712,750
       185,000    Fleet Financial Group, Inc.                   13,863,437
        51,989    Hubco, Inc.                                    2,034,070
        43,000    Imperial Bancorp*                              2,120,437
        46,100    KeyCorp                                        3,264,456
       187,600    Mellon Bank Corp.                             11,373,250
        60,188    National City Corp.                            3,957,361
--------------------------------------------------------------------------------
* Non-income producing security.              See notes to financial statements.
12

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)


Shares                                                               Value
--------------------------------------------------------------------------------
       218,000    Nationsbank Corp.                           $ 13,257,125
       165,496    Norwest Corp.                                  6,392,283
        23,000    Premier Bancshares, Inc., GA                     618,125
        55,000    Provident Financial Group, Inc.                2,667,500
        67,500    Star Banc Corp.                                3,872,812
        80,000    State Street Corp.                             4,655,000
       201,642    Summit Bancorp                                10,737,436
        38,000    Union BanCal Corp.*                            4,085,000
        15,000    U.S. Trust Corp.                                 939,375
        26,000    Webster Financial Corp.                        1,729,000
        12,000    Westamerica Bancorp                            1,227,000
        49,600    Zions Bancorp                                  2,250,600
                                                              ------------
                                                               283,769,950
--------------------------------------------------------------------------------
FINANCIAL-OTHER -- 7.6%
       302,400    American Express Co.                          26,989,200
        75,000    Bear Stearns Cos., Inc.*                       3,562,500
        11,000    Community First Bankshares                       585,750
        75,000    Countrywide Credit Industries, Inc.            3,215,625
        11,500    Donaldson Lufkin & Jenrette*                     914,250
        10,000    Duff & Phelps Credit Rating Co.                  406,250
       124,800    A.G. Edwards, Inc.                             4,960,800
       154,800    Federal Home Loan Mortgage Corp.               6,491,925
       299,500    Federal National Mortgage Assn.               17,090,219
        33,000    Fidelity National Financial, Inc.*             1,027,125
        93,000    Franklin Resources, Inc.                       8,085,187
       125,000    H & R Block, Inc.                              5,601,563
       200,000    Jefferies Group, Inc.                          8,187,500
        34,333    Legg Mason, Inc.                               1,920,502
       109,500    Lehman Brothers Hldgs., Inc.                   5,584,500
       114,800    McDonald  & Co. Investments, Inc.              3,257,450
       213,500    Merrill Lynch & Co., Inc.                     15,572,156
       251,775    Morgan Keegan, Inc.                            6,373,055
       163,300    Morgan Stanley Dean Witter                     9,655,113
        18,000    ONBANCorp, Inc.                                1,269,000
        20,960    Pacific Crest Capital, Inc.*                     382,520
       175,000    Paine Webber Group, Inc.*                      6,048,438
       100,950    Raymond James Financial, Inc.                  4,006,453
        50,000    SLM Hldg. Corp.*                               6,956,250
       787,500    Travelers Group, Inc.                         42,426,563
                                                              ------------
                                                               190,569,894
--------------------------------------------------------------------------------
FINANCIAL-THRIFT -- 2.0%
        39,200    Astoria Financial Corp.                        2,185,400
       246,875    Bank Atlantic Bancorp, Inc.                    4,075,273
        16,000    California Federal Bancorp, Inc.*                456,000
        97,846    Charter One Financial, Inc.                    6,176,529
        51,000    CitFed Bancorp, Inc.                           1,989,000
        47,000    Coastal Bancorp, Inc.                          1,639,125
        20,000    Coast Savings Financial, Inc.*                 1,371,250
       102,150    Commercial Federal Corp.                       3,632,709
       104,000    Dime Bancorp, Inc.*                            3,146,000
        46,400    Golden State Bancorp, Inc.*                    1,734,200
        54,000    Greenpoint Financial Corp.                     3,918,375
        76,000    Long Island Bancorp, Inc.                      3,771,500
        40,590    MAF Bancorp, Inc.                              1,435,871
       127,200    Progressive Bank, Inc.                         4,865,400
       438,291    Sovereign Bancorp, Inc.                        9,094,538
                                                              ------------
                                                                49,491,170
--------------------------------------------------------------------------------
FOOD, BEVERAGE AND TOBACCO -- 2.1%
       140,000    Campbell Soup Co.                              8,137,500
        60,200    CKE Restaurants, Inc.                          2,535,925
       118,800    ConAgra, Inc.                                  3,898,125
        71,000    Dean Foods Co.                                 4,224,500
        48,256    Earthgrains Co.                                2,268,032
        89,000    Fortune Brands, Inc.                           3,298,562
        34,000    Hershey Foods Corp.                            2,105,875
        35,000    Hormel Foods Corp.                             1,146,250
       100,000    Interstate Bakeries Corp.                      3,737,500
       338,700    Philip Morris Cos., Inc.                      15,347,344
        12,400    Ralston-Purina Group                           1,152,425
        12,000    Scweitzer-Mauduit Int'l., Inc.                   447,000
        38,000    Smithfield Foods, Inc.*                        1,254,000
        55,700    Unilever NV                                    3,477,769
                                                              ------------
                                                                53,030,807
--------------------------------------------------------------------------------
FOOTWEAR -- 0.4%
        81,200    Footstar, Inc.*                                2,182,250
        49,000    Payless ShoeSource, Inc.*                      3,289,125
       144,200    Reebok Int'l. Ltd.*                            4,154,763
        64,000    Stride Rite Corp.*                               768,000
                                                              ------------
                                                                10,394,138
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.8%
       105,000    Dial Corp.                                     2,185,313
       158,600    Procter & Gamble Co.                          12,658,263
       200,000    Tupperware Corp.                               5,575,000
                                                              ------------
                                                                20,418,576
--------------------------------------------------------------------------------
INSURANCE -- 7.6%
        37,500    Allied Group, Inc.                             1,073,438
       377,800    Allstate Corp.                                34,332,575
        54,000    AMBAC Financial Group, Inc.                    2,484,000
       148,000    Amer. Bankers Ins. Group, Inc.                 6,798,750
        30,000    W.R. Berkley Corp.*                            1,316,250
        46,000    Chubb Corp.                                    3,478,750
        51,000    Cigna Corp.                                    8,826,188
        40,000    CMAC Investment Corp.                          2,415,000
        12,000    Enhance Financial Svcs. Group, Inc.              714,000
       130,000    Equitable Cos., Inc.*                          6,467,500
        98,000    Everest Reinsurance Hldgs.                     4,042,500
        40,500    Executive Risk, Inc.                           2,827,406
        37,000    Financial Sec. Assur. Hldgs. Ltd.              1,785,250
        38,400    Fremont General Corp.                          2,102,400
        78,000    Frontier Insurance Group, Inc.                 1,784,250
        74,000    General RE Corp.                              15,688,000
        90,100    Hartford Financial Svcs. Group, Inc   .        8,429,981
       150,000    Horace Mann Educators Corp.                    4,265,625
--------------------------------------------------------------------------------
See notes to financial statements.              * Non-income producing security.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)


Shares                                                               Value
--------------------------------------------------------------------------------
        36,000    Jefferson Pilot Corp.                       $  2,803,500
        63,120    Liberty Financial Cos., Inc.                   2,382,780
       118,000    Lincoln National Corp., Inc.                   9,218,750
       158,000    Marsh & McLennan Cos., Inc.                   11,780,875
        50,600    MBIA, Inc.                                     3,380,712
        30,000    Mercury General Corp.                          1,657,500
       206,000    MGIC Investment Corp.                         13,699,000
        21,000    NAC RE Corp.                                   1,025,063
        39,200    Ohio Casualty Corp.                            1,749,300
        88,000    Old Republic Int'l. Corp.                      3,272,500
        33,000    Orion Capital Corp.                            1,532,438
        56,247    ReliaStar Financial Group                      2,316,673
        77,900    St. Paul Cos., Inc.*                           6,392,669
        92,250    State Auto Financial Corp.                     2,975,062
        94,500    SunAmerica, Inc.                               4,039,875
       102,000    Torchmark, Inc.                                4,290,375
        38,500    Travelers Ppty. Casualty Corp.                 1,694,000
       225,000    USF&G Corp.*                                   4,964,063
        35,000    Vesta Insurance Group, Inc.*                   2,078,125
                                                              ------------
                                                               190,085,123
--------------------------------------------------------------------------------
LODGING -- 0.1%
       135,000    Prime Hospitality Corp.*                       2,750,625
        17,000    Promus Hotel Corp.*                              714,000
                                                              ------------
                                                                 3,464,625
--------------------------------------------------------------------------------
MACHINERY AND EQUIPMENT -- 2.4%
        67,000    AAR Corp.                                      2,596,250
        25,000    Applied Power, Inc.                            1,725,000
        58,000    Case Corp.                                     3,505,375
       189,600    Caterpillar, Inc.                              9,207,450
        88,400    Deere & Co.                                    5,154,825
       250,000    Dover Corp.                                    9,031,250
        93,000    Eaton Corp.                                    8,300,250
        56,300    Illinois Tool Works, Inc.                      3,385,038
        53,000    Kennametal, Inc.                               2,746,062
       102,500    Parker Hannifin Corp.*                         4,702,187
        50,000    Robbins & Myers, Inc.                          1,981,250
        25,000    SPX Corp.*                                     1,725,000
        54,000    Texas Industries, Inc.                         2,430,000
        63,000    Universal Corp., VA                            2,590,875
        65,000    US Industries, Inc.                            1,958,125
                                                              ------------
                                                                61,038,937
--------------------------------------------------------------------------------
MERCHANDISING-DEPARTMENT STORES -- 1.7%
        65,000    Carson Pirie Scott & Co.*                      3,258,125
        60,200    Dayton Hudson Corp.                            4,063,500
       125,000    Federated Department Stores, Inc.*             5,382,812
       215,000    Fred Meyer, Inc., DE*                          7,820,625
        36,000    MacFrugals Bargains Closeouts*                 1,480,500
        87,000    Shopko Stores, Inc.*                           1,892,250
        20,000    Stein Mart, Inc.*                                535,000
       138,400    TJX Cos., Inc.                                 4,757,500
       326,900    Wal-Mart Stores, Inc.                         12,892,119
                                                              ------------
                                                                42,082,431
--------------------------------------------------------------------------------
MERCHANDISING-DRUGS -- 0.3%
        50,250    Arbor Drugs, Inc.                            $   929,625
        50,000    Bergen Brunswig Corp.                          2,106,250
        37,000    General Nutrition Cos., Inc.*                  1,258,000
        75,000    Walgreen Co.                                   2,353,125
                                                              ------------
                                                                 6,647,000
--------------------------------------------------------------------------------
MERCHANDISING-FOOD -- 0.7%
        60,000    Fleming Cos., Inc.*                              806,250
       188,825    Safeway, Inc.*                                11,943,181
        20,000    Suiza Foods Corp.*                             1,191,250
       113,000    Supervalu, Inc.                                4,731,875
                                                              ------------
                                                                18,672,556
--------------------------------------------------------------------------------
MERCHANDISING-MASS -- 0.1%
        43,500    Brylane, Inc.*                                 2,142,375
        20,000    Lands End, Inc.*                                 701,250
                                                              ------------
                                                                 2,843,625
--------------------------------------------------------------------------------
MERCHANDISING-SPECIAL -- 1.8%
        34,000    Barnes & Noble, Inc.*                          1,134,750
        69,000    BJ's Wholesale Club, Inc.*                     2,164,875
       107,400    Burlington Coat Factory*                       1,765,388
        70,000    Claire's Stores, Inc.                          1,360,625
        45,978    CVS Corp.                                      2,945,466
        71,000    The Dress Barn*                                2,014,625
       360,000    GAP, Inc.                                     12,757,500
        35,000    Homebase, Inc.*                                  275,625
        83,560    Host Marriott Services Corp.*                  1,242,955
        97,500    Pier 1 Imports, Inc.                           2,205,938
        30,000    Proffitts, Inc.*                                 853,125
       159,000    Ross Stores, Inc.                              5,783,625
       250,000    Tandy Corp.                                    9,640,625
        32,500    Tiffany & Co., Inc.                            1,172,031
                                                              ------------
                                                                45,317,153
--------------------------------------------------------------------------------
METALS-MISCELLANEOUS -- 0.2%
        70,700    Alumax, Inc.*                                  2,403,800
        19,500    Aluminum Co. of America*                       1,373,260
        54,000    Titanium Metals Corp.*                         1,559,250
                                                              ------------
                                                                 5,336,310
--------------------------------------------------------------------------------
MISCELLANEOUS-CAPITAL GOODS -- 0.4%
        69,000    Aeroquip-Vickers, Inc.*                        3,385,313
       100,000    Tidewater, Inc.                                5,512,500
                                                              ------------
                                                                 8,897,813
--------------------------------------------------------------------------------
MISCELLANEOUS-CONSUMER GROWTH STAPLES -- 0.8%
        70,000    American Greetings Corp.                       2,738,750
        59,200    Cognizant Corp.                                2,638,100
        97,900    Deluxe Corp.*                                  3,377,550
        36,000    Interpublic Group Cos., Inc.                   1,793,250
        90,000    A.C. Nielsen Corp.*                            2,193,750
       190,000    Valassis Communications, Inc.*                 7,030,000
                                                              ------------
                                                                19,771,400
--------------------------------------------------------------------------------
* Non-income producing security.              See notes to financial statements.
14

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)


Shares                                                               Value
--------------------------------------------------------------------------------
NATURAL GAS-DIVERSIFIED -- 0.2%
       158,300    Mitchell Energy & Dev. Corp.                 $ 4,610,487
--------------------------------------------------------------------------------
OIL AND GAS PRODUCING -- 3.3%
       194,400    Apache Corp.                                   6,816,150
        98,000    Barrett Resources Corp.*                       2,964,500
       238,900    Basin Exploration, Inc.*                       4,240,475
       172,500    Tom Brown, Inc.*                               3,320,625
        64,300    Callon Petroleum Co.*                          1,046,884
       185,000    Chieftain Int'l., Inc.*                        3,931,250
       153,000    Devon Energy Corp.                             5,890,500
       100,400    Diamond Offshore Drilling, Inc.                4,831,750
       177,171    EEX Corp.*                                     1,605,612
       146,400    Enron Oil and Gas Co.                          3,101,850
        38,100    Forcenergy Gas Exploration, Inc.*                997,744
        97,200    Meridian Resource Corp.*                         929,475
       497,300    Petromet Resources Ltd.*                       1,087,844
        46,000    Petsec Energy Ltd.*                              632,500
        79,700    Pogo Producing Co.                             2,351,150
        60,000    Pride Int'l., Inc.*                            1,515,000
       770,000    Ranger Oil Ltd.                                5,293,750
       495,000    Rigel Energy Corp.*                            4,052,813
       204,600    St. Mary Land & Exploration Co.                7,161,000
       305,536    Seagull Energy Corp.*                          6,301,680
        91,300    Snyder Oil Corp.                               1,666,225
       100,000    USX Marathon Group                             3,375,000
       152,100    Vastar Resources, Inc.*                        5,437,575
        66,000    Vintage Petroleum, Inc.                        1,254,000
       495,300    Wainoco Oil Ltd.*                              3,931,444
                                                              ------------
                                                                83,736,796
--------------------------------------------------------------------------------
OIL AND GAS SERVICES -- 3.7%
        75,000    BJ Services Co.*                               5,395,313
        85,960    Camco Int'l., Inc.                             5,474,578
        41,600    Cliffs Drilling Co.*                           2,074,800
        64,000    Cooper Cameron Corp.*                          3,904,000
       140,000    ENSCO Int'l., Inc.                             4,690,000
       121,000    Halliburton Co.                                6,284,437
        21,924    Halter Marine Group, Inc.*                       633,055
       190,500    Input/Output, Inc.*                            5,655,469
        55,000    Lone Star Technologies, Inc.*                  1,560,625
       329,400    Nabors Industries, Inc.*                      10,355,513
       250,000    Noble Drilling Corp.*                          7,656,250
       127,700    Offshore Logistics, Inc.*                      2,729,587
       215,600    Schlumberger Ltd.                             17,355,800
        80,000    Smith Int'l., Inc.*                            4,910,000
        52,000    Transocean Offshore, Inc.                      2,505,750
       144,800    Varco Int'l., Inc.*                            3,104,150
        30,000    Veritas DGC, Inc.*                             1,185,000
       118,000    Weatherford Enterra, Inc.*                     5,162,500
       170,000    Willbros Group, Inc.*                          2,550,000
                                                              ------------
                                                                93,186,827
--------------------------------------------------------------------------------
OIL-INTEGRATED-DOMESTIC -- 1.7%
       199,800    Amoco Corp.                                 $ 17,007,975
       109,000    Atlantic Richfield Co.                         8,733,625
       120,000    Murphy Oil Corp.                               6,502,500
       142,000    Sun, Inc.*                                     5,972,875
       284,000    Tesoro Petroleum, Inc.*                        4,402,000
                                                              ------------
                                                                42,618,975
--------------------------------------------------------------------------------
OIL-INTEGRATED-INTERNATIONAL -- 5.5%
       168,800    Chevron Corp.                                 12,997,600
     1,093,700    Exxon Corp.                                   66,920,769
       346,600    Mobil Corp.                                   25,020,188
       416,000    Royal Dutch Petroleum Co.                     22,542,000
       206,400    Texaco, Inc.                                  11,223,000
                                                              ------------
                                                               138,703,557
--------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.6%
        34,285    Deltic Timber Corp.                              938,552
       331,500    Rayonier, Inc.                                14,109,469
                                                              ------------
                                                                15,048,021
--------------------------------------------------------------------------------
PUBLISHING-NEWS -- 0.8%
        45,000    Central Newspapers, Inc.                       3,327,188
        86,400    Gannett Co., Inc.                              5,340,600
        65,700    Harte-Hanks Communications                     2,439,112
        18,000    Houghton Mifflin Co.                             690,750
        80,000    New York Times Co.                             5,290,000
         5,700    Washington Post Co.                            2,773,050
                                                              ------------
                                                                19,860,700
--------------------------------------------------------------------------------
RAILROADS -- 0.6%
        40,301    Burlington Northern Santa Fe                   3,745,474
       109,000    Kansas City Southern Inds., Inc.               3,460,750
       137,400    Norfolk Southern Corp.                         4,233,638
        64,900    Union Pacific Corp.                            4,052,194
                                                              ------------
                                                                15,492,056
--------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
        63,000    LNR Property Corp.                             1,488,375
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 0.4%
        41,000    ADE Corp.*                                       717,500
        80,000    Dallas Semiconductor Corp.                     3,260,000
       200,000    National Semiconductor Corp.*                  5,187,500
        42,000    Unitrode Corp.*                                  903,000
        43,000    VLSI Technology, Inc.*                         1,015,875
                                                              ------------
                                                                11,083,875
--------------------------------------------------------------------------------
See notes to financial statements.              * Non-income producing security.

THE GUARDIAN PARK AVENUE FUND
Schedule of Investments (Continued)


Shares                                                               Value
--------------------------------------------------------------------------------
TEXTILE-APPAREL AND PRODUCTION -- 0.9%
        70,000    Burlington Industries, Inc.*                 $   966,875
        98,000    Jones Apparel Group, Inc.*                     4,214,000
        29,000    Kellwood Co.*                                    870,000
        93,000    Liz Claiborne, Inc.                            3,888,562
        37,500    Nautica Enterprises, Inc.*                       871,875
        15,000    St. John Knits, Inc.                             600,000
       115,000    Unifi, Inc.                                    4,679,063
       136,000    V.F. Corp.                                     6,247,500
        26,500    Westpoint Stevens, Inc.*                       1,252,125
                                                              ------------
                                                                23,590,000
--------------------------------------------------------------------------------
TRANSPORTATION-MISCELLANEOUS -- 0.7%
        96,000    Airborne Freight Corp.                         5,964,000
        33,000    Air Express Int'l. Corp.*                      1,006,500
        37,000    Alexander & Baldwin, Inc.*                     1,010,563
        22,000    Expeditors Int'l. Wash., Inc.                    847,000
        54,000    GATX Corp.                                     3,918,375
       239,500    Maritrans, Inc.                                2,335,125
        42,000    Trinity Industries, Inc.                       1,874,250
                                                              ------------
                                                                16,955,813
--------------------------------------------------------------------------------
TRUCKERS -- 0.3%
        25,000    Arnold Industries, Inc.                          431,250
        18,000    FRP Pptys., Inc.*                                564,750
        25,000    Roadway Express, Inc.                            553,125
        33,000    Rollins Truck Leasing Corp.                      589,875
        25,000    Swift Transportation, Inc.*                      809,375
        60,000    U.S. Freightways Corp.                         1,950,000
        45,000    Werner Enterprises, Inc.                         922,500
       105,000    Yellow Corp.*                                  2,638,125
                                                              ------------
                                                                 8,459,000
--------------------------------------------------------------------------------
UTILITIES-ELECTRIC -- 1.2%
        22,600    Central LA Electric Co.*                         731,675
        59,464    Duke Energy Co.                                3,292,819
       135,000    Florida Progress Corp.*                        5,298,750
       160,000    FPL Group, Inc.                                9,470,000
        57,100    IPALCO Enterprises                             2,394,631
        26,000    KU Energy Corp.                                1,020,500
        21,500    Minnesota Power & Light Co.*                     936,594
        40,000    New Century Energies, Inc.                     1,917,500
        29,000    NIPSCO Industries, Inc.                        1,433,687
        58,500    Texas Utilities Co.                            2,431,406
                                                              ------------
                                                                28,927,562
--------------------------------------------------------------------------------
UTILITIES-GAS AND PIPELINE -- 0.3%
         5,100    Indiana Energy, Inc.*                            167,981
        45,000    KN Energy, Inc.                                2,430,000
        85,600    New York State E&G Corp.*                      3,038,800
        33,700    NICOR, Inc.                                    1,421,719
                                                              ------------
                                                                 7,058,500
--------------------------------------------------------------------------------
UTILITIES-TELECOMMUNICATIONS -- 3.3%
        29,000    Aliant Communications, Inc.                  $   909,875
       425,600    Ameritech Corp.                               34,260,800
       275,000    Bay Networks, Inc.*                            7,029,688
        64,716    Bell Atlantic Corp.                            5,889,156
       328,100    Bellsouth Corp.                               18,476,131
        18,400    Harris Corp., DE                                 844,100
       148,100    SBC Communications, Inc.                      10,848,325
       130,000    WorldCom, Inc.*                                3,932,890
                                                              ------------
                                                                82,190,965
--------------------------------------------------------------------------------
                 TOTAL COMMON STOCKS
                  (COST $1,715,670,652)                      2,359,514,565
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.2%

Principal
 Amount                                                              Value
--------------------------------------------------------------------------------
$155,301,000      Goldman Sachs Group, LP
                  repurchase agreement,
                  dated 12/31/97, maturity
                  value $155,352,767 at 6.00%,
                  due 1/2/98 (collateralized
                  by $52,100,000 U.S. Treasury
                  Notes, 6.25%, due 1/31/02, by
                  $51,750,000 U.S. Treasury
                  Notes, 6.375%, due 9/30/01
                  and by $54,630,000 U.S.
                  Treasury Notes, 5.50%,
                  due 12/31/00)                               $155,301,000
--------------------------------------------------------------------------------
                  TOTAL REPURCHASE AGREEMENT
                   (COST $155,301,000)                         155,301,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0%
   (COST $1,870,971,652)                                     2,514,815,565
LIABILITIES IN EXCESS OF CASH, RECEIVABLES
   AND OTHER ASSETS-- (0.0%)                                      (437,376)
--------------------------------------------------------------------------------
NET ASSETS-- 100.0%                                         $2,514,378,189
--------------------------------------------------------------------------------
* Non-income producing security.              See notes to financial statements.
16

FINANCIAL STATEMENTS

o The Guardian Park Avenue Fund

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997
--------------------------------------------------------------------------------
ASSETS
    Investments, at identified cost*                        $1,870,971,652
================================================================================
    Investments, at market                                   2,359,514,565
    Repurchase agreement                                       155,301,000
--------------------------------------------------------------------------------
         TOTAL INVESTMENTS                                   2,514,815,565
--------------------------------------------------------------------------------
    Cash                                                               447
    Receivable for securities sold                              19,823,124
    Receivable for fund shares sold                             12,048,337
    Dividends receivable                                         2,335,896
    Interest receivable                                             25,909
--------------------------------------------------------------------------------
         TOTAL ASSETS                                        2,549,049,278
--------------------------------------------------------------------------------
LIABILITIES
    Payable for securities purchased                            24,837,932
    Payable for fund shares redeemed                             4,186,608
    Accrued expenses                                               523,853
    Due to affiliates                                            5,122,696
--------------------------------------------------------------------------------
        TOTAL LIABILITIES                                       34,671,089
--------------------------------------------------------------------------------
        NET ASSETS                                          $2,514,378,189
================================================================================
COMPONENTS OF NET ASSETS
    Shares of beneficial interest, at par                   $      545,285
    Additional paid-in capital                               1,808,486,783
    Undistributed net investment income                            367,804
    Accumulated net realized gain on
        investments                                             61,134,404
    Net unrealized appreciation of investments                 643,843,913
--------------------------------------------------------------------------------
        NET ASSETS                                          $2,514,378,189
================================================================================
NET ASSETS:
    Class A                                                 $2,312,632,436
    Class B                                                 $  201,745,753
--------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST OUTSTANDING--$0.01 PAR VALUE
    Class A                                                     50,144,760
    Class B                                                      4,383,698
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
    Class A                                                         $46.12
    Class B                                                         $46.02
--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
    Class A Only (Net Asset Value x 104.71%)**                      $48.29
--------------------------------------------------------------------------------

*    Includes repurchase agreement.

** Based on sale of less than $100,000. On sale of $100,000 or more, the offering price is reduced.


STATEMENT OF OPERATIONS
Year Ended December 31, 1997
--------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
   Dividends                                                  $ 26,759,009
   Interest                                                      7,343,161
   Less: Foreign tax withheld                                     (144,017)
--------------------------------------------------------------------------------
     Total Income                                               33,958,153
--------------------------------------------------------------------------------
   EXPENSES:
    Investment advisory fees-- Note 2                            9,792,148
    Administrative fees-- Class A-- Note 2                       2,876,989
    Administrative fees-- Class B-- Note 2                         284,649
     12b-1 fees-- Note 3                                           853,946
     Transfer agent fees                                         1,845,408
     Custodian fees                                                321,582
     Printing expense                                              262,000
     Registration fees                                             135,200
     Audit fees                                                     20,500
     Trustees fees-- Note 2                                         19,000
     Legal fees                                                     12,500
     Insurance expense                                               9,950
     Other                                                             700
--------------------------------------------------------------------------------
      Total Expenses                                            16,434,572
--------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                        17,523,581
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS)
       ON INVESTMENTS -- NOTE 5
   Net realized gain on
    investments-- Note 1                                       250,113,783
   Net change in unrealized appreciation
    of investments-- Note 5                                    296,292,118
--------------------------------------------------------------------------------
      NET REALIZED AND UNREALIZED GAIN ON
       INVESTMENTS                                             546,405,901
--------------------------------------------------------------------------------
      NET INCREASE IN NET ASSETS
       FROM OPERATIONS                                        $563,929,482
================================================================================

--------------------------------------------------------------------------------
See notes to financial statements.
                                                                              17

THE GUARDIAN PARK AVENUE FUND

(Continued)

STATEMENT OF CHANGES IN NET ASSETS

                                                 Year Ended December 31,
                                       -----------------------------------------
                                             1997                1996
--------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income                    $   17,523,581    $   13,816,372
   Net realized gain on
    investments                                250,113,783       140,062,592
   Net change in unrealized
    appreciation of investments                296,292,118       128,623,359
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
 FROM OPERATIONS                               563,929,482       282,502,323
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
   Net investment income
    Class A                                    (17,140,750)      (13,778,621)
    Class B                                        (15,027)          (37,751)
   Distributions in excess of net
    investment income
    Class A                                              --         (358,731)
    Class B                                              --           (7,535)
   Net realized gain on
    investments
    Class A                                   (200,697,619)     (146,944,706)
    Class B                                    (16,602,423)       (2,841,272)
--------------------------------------------------------------------------------
 TOTAL DIVIDENDS AND
  DISTRIBUTIONS TO
  SHAREHOLDERS                                (234,455,819)     (163,968,616)
--------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
 Net increase in net assets
  from capital share
  transactions -- Note 6                       756,713,154       337,383,070
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                   1,086,186,817       455,916,777

NET ASSETS
Beginning of year                            1,428,191,372       972,274,595
--------------------------------------------------------------------------------
End of year*                                $2,514,378,189    $1,428,191,372
================================================================================
* Includes undistributed net
 investment income of                       $      367,804    $           --

--------------------------------------------------------------------------------
                                              See notes to financial statements.

   NOTES TO
   FINANCIAL STATEMENTS
   December 31, 1997

   o THE GUARDIAN PARK AVENUE FUND
   NOTE 1. ACCOUNTING POLICIES

     The Guardian Park Avenue Fund (the Fund or GPAF) is a diversified open end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). GPAF, originally organized as a Delaware corporation in 1970, was reorganized into a Massachusetts business trust on April 28, 1989. On December 30, 1992, a majority of the outstanding shares of GPAF voted in favor of reorganizing the Fund as a series of the Park Avenue Portfolio, also a Massachusetts business trust. Significant accounting policies of the Fund are as follows:

     The Fund offers two classes of shares. Class A shares are sold with an initial sales load of up to 4.50% and a continuing administrative fee of up to .25% on an annual basis. Class B shares are sold without an initial sales load but are subject to a distribution fee of .75% and an administrative fee of up to .25% on an annual basis, and a contingent deferred sales load (CDSL) of 4% imposed on certain redemptions. The two classes of shares for the Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments

     Equity and debt securities listed on domestic exchanges are valued at the last sales price of such exchanges, or, if no sale occurred, at the mean of the bid and asked prices. Securities traded in the over-the-counter market are valued using the last sales price, when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices or yield equivalents as obtained from one or more dealers that make a market in the securities.

     Certain debt securities may be valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Debt securities for which quoted bid prices, in the judgment of the Service, are readily available and representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

     Other securities, including securities for which market quotations are not readily available, such as mortgage-backed securities and restricted securities, are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. Repurchase agreements are carried at cost which approximates market value (see Note 4). Investment transactions are recorded on the date of purchase or sale.

     Security gains or losses are determined on the identified cost basis. Interest income, including amortization of premium and discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

     All income, expenses (other than class-specific expenses) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class specific expenses which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the year ended December 31, 1997, distribution, administrative and transfer agent fees were the only class specific expenses.

   Dividends and Distributions to Shareholders

     GPAF distributes each year as dividends or capital gains distributions substantially all realized earnings by the Fund, if any.

     All dividends or distributions to the shareholders are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles (GAAP). Differences between the recognition of income on an income tax basis and a GAAP basis may cause temporary overdistributions of net realized gains and net investment income.

   Federal Income Taxes

     The Fund qualifies and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the Internal Revenue Code (Code) and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

   Reclassification of Capital Accounts

     The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gain; and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

   NOTE 2. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

     The Fund has an investment advisory agreement with Guardian Investor Services Corporation (GISC), a wholly-owned subsidiary of The Guardian Life Insurance Company of America. The investment advisory agreement provides, among other things, for the quarterly payment by the Fund of a fee calculated at an annual rate of .50% of the average daily net assets of the Fund.

     Trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) are paid $500 per Fund meeting of the Board of Trustees. An annual fee of $1,000 per Fund was also paid to each such trustee during such period. GISC pays compensation to the trustees who are interested persons.

     Certain officers and trustees of the Fund are affiliated with GISC.

   Administrative Service Agreement

     Pursuant to the Administrative Services Agreement adopted by the Fund on behalf of both classes of shares, the Fund pays GISC an administrative services fee at an annual rate of .25% of the average daily net assets for which a "dealer of record" has been designated. For the year ended December 31, 1997, GPAF Class A paid .16% of its average daily net assets.

   NOTE 3. UNDERWRITING AGREEMENT AND DISTRIBUTION PLAN

     The Fund has entered into an Underwriting Agreement with GISC pursuant to which GISC serves as the principal underwriter for shares of the Fund. As compensation for its services, GISC received aggregate sales commissions of $6,829,208 for the year ended December 31, 1997.

     Under a Distribution Plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), the Fund is authorized to pay a monthly 12b-1 fee at an annual rate of up to .75% of average daily net assets of the Fund's Class B shares as compensation for distribution-related services provided to the Class B shares of the Fund.

     GISC is entitled to retain any CDSL imposed on certain redemptions on Class B shares. For the year ended December 31, 1997, such charges were $101,089.

   NOTE 4. REPURCHASE AGREEMENTS

     Collateral under repurchase agreements take the form of either cash or fully negotiable U.S. Government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and marked to market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. The Board of Trustees evaluates the creditworthiness of broker-dealers and banks engaged in repurchase agreements with the Fund. The Fund will not enter into repurchase agreements for more than one week's duration (or invest in any other securities which are not readily marketable) if more than 15% of its net assets would be so invested.

   NOTE 5. INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) amounted to $1,369,683,747 and $901,517,669, respectively, during the year ended December 31, 1997.

     The cost of investments owned at December 31, 1997 for Federal income tax purposes was the same for financial reporting purposes.

     Gross unrealized appreciation and depreciation of investments aggregated $671,487,691 and $27,643,778, respectively, resulting in net unrealized appreciation of $643,843,913 at December 31, 1997.

   NOTE 6. SHARES OF BENEFICIAL INTEREST

     There is an unlimited number of $0.01 par value shares of beneficial interest authorized, divided into two classes, designated as Class A and Class B shares. Transactions in shares of beneficial interest were as follows:

                                                             Year Ended December 31,                   Year Ended December 31,
                                                            1997                1996                 1997                  1996
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Shares                                Amount
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold ....................................         17,883,364          64,654,097         $ 799,066,805         $ 331,495,449
Shares issued in reinvestment of
 dividends and distributions ...................          4,641,797           4,095,860           208,919,318           154,626,271
Shares repurchased .............................         (9,104,998)        (60,643,315)         (403,755,099)         (184,533,351)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE ...................................         13,420,163           8,106,642         $ 604,231,024         $ 301,588,369
===================================================================================================================================
CLASS B
Shares sold ....................................          3,236,995             893,821         $ 143,714,212         $  33,652,331
Shares issued in reinvestment of
 dividends and distributions ...................            359,417              73,790            16,167,277             2,826,851
Shares repurchased .............................           (162,809)            (17,517)           (7,399,359)             (684,481)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE ...................................          3,433,603             950,094         $ 152,482,130         $  35,794,701
===================================================================================================================================

   NOTE 7. LINE OF CREDIT

     A $20,000,000 line of credit available to The Guardian Park Avenue Fund and the other related Guardian Funds has been established with Morgan Guaranty Trust Company. The rate of interest charged on any borrowings is based upon the prevailing Federal Funds rate at the time of the loan plus .25% calculated on a 360 day basis per annum. For the year ended December 31, 1997, the Fund had not borrowed against this line of credit.

FINANCIAL HIGHLIGHTS

o The Guardian Park Avenue Fund

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED: CLASS A
--------------------------------------------------------------------------------

                                                                             CLASS A
                                                                      Year Ended December 31,
                                       --------------------------------------------------------------------------------
                                           1997                1996            1995           1994             1993
                                       ---------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF
 YEAR                                  $   37.91          $    33.97        $  26.89        $  28.63        $  25.17
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
  income                                    0.40                0.42            0.33            0.31            0.50
 Net realized and
  unrealized gain/
  (loss) on
  investments                              12.61                8.41            8.87           (0.72)           4.56
------------------------------------------------------------------------------------------------------------------------
 Net increase/
  (decrease) from
  investment
  operations                               13.01                8.83            9.20           (0.41)           5.06
------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
 Net investment
  income                                   (0.39)              (0.42)          (0.33)          (0.31)          (0.50)
 Distributions in excess
  of net investment
  income                                      --               (0.01)             --              --              --
 Net realized gain
  on investments                           (4.41)              (4.46)          (1.79)          (1.02)          (1.10)
------------------------------------------------------------------------------------------------------------------------
 Total dividends and
   distributions                           (4.80)              (4.89)          (2.12)          (1.33)          (1.60)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF YEAR                           $   46.12          $    37.91        $  33.97        $  26.89        $  28.63
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                              34.85%              26.49%          34.28%          (1.44%)         20.28%
========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  year (000's
  omitted)                             $2,312,632         $1,392,186        $972,275        $640,917        $560,193
 Ratio of expenses
  to average net
  assets                                    0.79%               0.79%           0.81%           0.84%           0.81%
 Ratio of net invest-
  ment income to
  average net assets                        0.95%               1.19%           1.07%           1.15%           1.89%
 Portfolio turnover
  rate                                        50%                 81%             78%             54%             46%
 Average rate of
  commissions
  paid (a)                             $  0.0461          $   0.0470              --              --              --
========================================================================================================================



                                                                       CLASS A

                                                              Year Ended December 31,
                                    -------------------------------------------------------------------------
                                       1992            1991            1990            1989           1988
                                    -------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF
 YEAR                               $  22.23        $  18.26        $  21.56        $  20.46        $  18.63
-------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
  income                                0.45            0.65            0.68            0.92            0.60
 Net realized and
  unrealized gain/
  (loss) on
  investments                           4.05            5.71           (3.28)           3.88            3.23
-------------------------------------------------------------------------------------------------------------
 Net increase/
  (decrease) from
  investment
  operations                            4.50            6.36           (2.60)           4.80            3.83
-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
 Net investment
  income                               (0.44)          (0.66)          (0.70)          (0.98)          (0.55)
 Distributions in excess
  of net investment
  income                                  --              --              --              --              --
 Net realized gain
  on investments                       (1.12)          (1.73)             --           (2.72)          (1.45)
-------------------------------------------------------------------------------------------------------------
 Total dividends and
   distributions                       (1.56)          (2.39)          (0.70)          (3.70)          (2.00)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF YEAR                        $  25.17        $  22.23        $  18.26        $  21.56        $  20.46
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                          20.48%          35.16%         (12.21%)         23.66%          20.78%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  year (000's
  omitted)                          $335,660        $270,095        $216,457        $228,190        $176,000
 Ratio of expenses
  to average net
  assets                                0.68%           0.67%           0.69%           0.70%           0.69%
 Ratio of net invest-
  ment income to
  average net assets                    1.94%           2.96%           3.51%           4.01%           2.82%
 Portfolio turnover
  rate                                    64%             57%             47%             47%             58%
 Average rate of
  commissions
  paid (a)                                --              --              --              --              --
=============================================================================================================

*    Excludes effect of sales load.

(a) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

FINANCIAL HIGHLIGHTS

o The Guardian Park Avenue Fund

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED:
--------------------------------------------------------------------------------
                                                CLASS B

                                   Year ended              May 1, 1996+
                                  December 31,             to December
                                      1997                   31, 1996
--------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD                                     $  37.90           $ 36.26
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
  income                                        0.00              0.05
 Net realized and
  unrealized gain
  on investments                               12.54              6.10
--------------------------------------------------------------------------------
 Net increase from
  investment operations                        12.54              6.15
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
 Net investment income                         (0.01)            (0.05)
 Net realized gain
  on investments                               (4.41)            (4.46)
--------------------------------------------------------------------------------
 Total dividends and
  distributions                                (4.42)            (4.51)
--------------------------------------------------------------------------------
NET ASSET VALUE,
 END OF PERIOD                              $  46.02           $ 37.90
--------------------------------------------------------------------------------
TOTAL RETURN*                                  33.53%            17.35%
================================================================================
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (000's omitted)                           $201,746           $36,006
 Ratio of expenses
  to average net
  assets                                        1.73%             1.77%(a)
 Ratio of net invest-
  ment income to
  average net assets                            0.00%             0.04%(a)
 Portfolio turnover
  rate                                            50%               81%
 Average rate of
  commissions
  paid                                      $ 0.0461           $0.0470

================================================================================

+    Commencement of operations.
*    Excludes effect of sales load.
(a)  Annualized.

  REPORT OF ERNST & YOUNG LLP
  INDEPENDENT AUDITORS

  Board of Trustees and Shareholders
  The Guardian Park Avenue Fund
  (one of the funds constituting of the
  Park Avenue Portfolio)

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments of The Guardian Park Avenue Fund (one of the funds constituting the Park Avenue Portfolio) as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Guardian Park Avenue Fund at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

                                       [PASTE UP ERNST & YOUNG LLP SIGNATURE]

  New York, New York
  February 9, 1998

24


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





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





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


THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
201 PARK AVENUE SOUTH
NEW YORK, NY 10003

FIRST CLASS MAIL
U.S. POSTAGE PAID
PERMIT NO. 45
NEWARK, NJ

EB 010247 12/97

THE GUARDIAN LOGO

THE GUARDIAN
INSURANCE & ANNUITY
COMPANY, INC.

A WHOLLY OWNED SUBSIDIARY OF
THE GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

ANNUAL REPORT
TO CONTRACTOWNERS

THE GUARDIAN
VARIABLE ACCOUNT 1

THE GUARDIAN
VARIABLE ACCOUNT 2

Executive Offices
201 Park Avenue South
New York, NY 10003

Customer Service Office
P.O. Box 26210
Lehigh Valley, PA 18002-6210
1-800-221-3253

DECEMBER 31, 1997